Revenue Recognition - Schedule of Disaggregated Revenue by Product And Services (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Total revenues	$ 5,935	$ 2,660	$ 21,335	$ 14,278
Product Sales and Rentals
Disaggregation Of Revenue [Line Items]
Total revenues	651	840	3,801	6,854
Services
Disaggregation Of Revenue [Line Items]
Total revenues	1,283	1,264	5,522	5,556
License, Royalty and Other
Disaggregation Of Revenue [Line Items]
Total revenues	$ 4,001	$ 556	$ 12,012	$ 1,868